Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables [Abstract]
Summary of accrued liabilities and other payable
The following is a summary of accrued liabilities and other payables as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Accrued marketing expenses	257,216	173,944
Accrued liabilities for learning services and online marketing services	136,605	141,521
Operating lease liabilities-current portion	29,982	46,688
Accrued technical expenses	24,000	29,890
Accrued administrative expenses	23,777	26,717
Accrued outside labor service fee	64,799	22,975
Payables for property, equipment and software	7,068	14,088
Deferred government grant	21,376	11,503
Warehousing and logistics fee	8,034	11,323
Accrued professional fee	11,811	10,177
Unpaid consideration for business combination	—	5,129
Deposits payable to service providers	1,823	1,762
Others	15,553	19,850

Total	602,044	515,567